CONSOLIDATED BALANCE SHEETS - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash	¥ 7,867,659	¥ 7,354,809
Restricted cash	67,419	39,367
Accounts receivable, net of allowance for credit losses	3,021,956	2,493,059
Value-added-tax ("VAT") recoverable	240,506	214,385
Other current assets	415,531	444,466
Current assets of discontinued operations		437,567
Total current assets	11,613,071	10,983,653
Non-current assets
Restricted cash	158,452	103,146
VAT recoverable	1,489,532	1,398,426
Property and equipment, net	40,204,133	40,098,423
Intangible assets, net	481,114	688,290
Prepaid land use rights, net	21,774	22,388
Operating lease right-of-use assets	5,193,408	5,310,723
Goodwill	5,886,379	5,886,379
Deferred tax assets	381,274	289,847
Long-term investments in equity investees	7,544,555	7,298
Other non-current assets	674,936	747,123
Non-current assets of discontinued operations		8,910,994
Total non-current assets	62,035,557	63,463,037
Total assets	73,648,628	74,446,690
Current liabilities
Short-term borrowings and current portion of long-term borrowings (including amounts of the consolidated VIEs without recourse to GDS Holdings of RMB260,509 and RMB254,176 as of December 31, 2023 and 2024, respectively)	4,341,649	2,582,350
Convertible bonds payable, current	575
Accounts payable (including amounts of the consolidated VIEs without recourse to GDS Holdings of RMB536,177 and RMB502,672 as of December 31, 2023 and 2024, respectively)	2,593,305	2,749,896
Accrued expenses and other payables (including amounts of the consolidated VIEs without recourse to GDS Holdings of RMB189,245 and RMB253,236 as of December 31, 2023 and 2024, respectively)	1,298,097	1,145,374
Deferred revenue (including amounts of the consolidated VIEs without recourse to GDS Holdings of RMB108,496 and RMB82,633 as of December 31, 2023 and 2024, respectively)	90,975	119,885
Operating lease liabilities, current (including amounts of the consolidated VIEs without recourse to GDS Holdings of RMB40,267 and RMB33,563 as of December 31, 2023 and 2024, respectively)	117,345	132,811
Finance lease and other financing obligations, current (including amounts of the consolidated VIEs without recourse to GDS Holdings of RMB39,117 and RMB45,153 as of December 31, 2023 and 2024, respectively)	636,152	547,847
Current liabilities of discontinued operations		1,027,313
Total current liabilities	9,078,098	8,305,476
Non-current liabilities
Long-term borrowings, excluding current portion (including amounts of the consolidated VIEs without recourse to GDS Holdings of RMB6,407 and RMB2,230 as of December 31, 2023 and 2024, respectively)	21,905,985	23,088,055
Convertible bonds payable	8,576,583	8,434,766
Operating lease liabilities, non-current (including amounts of the consolidated VIEs without recourse to GDS Holdings of RMB99,806 and RMB81,881 as of December 31, 2023 and 2024, respectively)	1,279,726	1,344,264
Finance lease and other financing obligations, non-current (including amounts of the consolidated VIEs without recourse to GDS Holdings of RMB894,318 and RMB851,192 as of December 31, 2023 and 2024, respectively)	7,601,651	7,894,185
Deferred tax liabilities (including amounts of the consolidated VIEs without recourse to GDS Holdings of RMB44,490 and RMB32,746 as of December 31, 2023 and 2024, respectively)	1,240,731	1,282,484
Other long-term liabilities (including amounts of the consolidated VIEs without recourse to GDS Holdings of RMB52,478 and RMB57,766 as of December 31, 2023 and 2024, respectively)	297,221	303,528
Non-current liabilities of discontinued operations		3,670,129
Total non-current liabilities	40,901,897	46,017,411
Total liabilities	49,979,995	54,322,887
Mezzanine Equity
Redeemable preferred shares (US$0.00005 par value; 150,000 shares authorized, issued and outstanding as of December 31, 2023 and 2024; Redemption value of RMB1,064,766 and RMB1,080,656 as of December 31, 2023 and 2024, respectively; Liquidation preference of RMB1,064,766 and RMB1,080,656 as of December 31, 2023 and 2024, respectively)	1,080,656	1,064,766
Total mezzanine equity	1,080,656	1,064,766
GDS Holdings Limited Shareholders' Equity
Ordinary shares (US$0.00005 par value; 3,500,000,000 shares authorized as of December 31, 2023 and 2024; 1,480,842,655 and 1,511,590,567 Class A ordinary shares issued and outstanding as of December 31, 2023 and 2024, respectively; 43,590,336 Class B ordinary shares issued and outstanding as of December 31, 2023 and 2024)	527	516
Additional paid-in capital	29,596,268	29,337,095
Accumulated other comprehensive loss	(1,094,377)	(974,393)
Accumulated deficit	(6,044,372)	(9,469,758)
Total GDS Holdings Limited shareholders' equity	22,458,046	18,893,460
Non-controlling interests	129,931	165,577
Total equity	22,587,977	19,059,037
Commitments and contingencies
Total liabilities, mezzanine equity and equity	¥ 73,648,628	¥ 74,446,690